Transactions with Related Parties (Details)	6 Months Ended
Jun. 30, 2019 shares
Disclosure of transactions between related parties [Line Items]
Number of common shares held by the controlling party	1,252,258
Proportion of ownership interests held by the controlling party	29.00%